LONG-TERM DEBT (Details 3)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Adjusted EBITDA to Interest [Member]
Long Term Debt [Line Items]
Interest Coverage Ratio	4.7 : 1	5.7 : 1
Net Debt to Adjusted EBITDA [Member]
Long Term Debt [Line Items]
Leverage Ratio	3.1 : 1	2.6 : 1
Applicable Financial Covenant [Member] | Adjusted EBITDA to Interest [Member]
Long Term Debt [Line Items]
Interest Coverage Ratio	>3.0 : 1
Applicable Financial Covenant [Member] | Net Debt to Adjusted EBITDA [Member]
Long Term Debt [Line Items]
Leverage Ratio	<4.0 : 1